Other Income and Expenses, Net - Summary of Other Income and Expenses, Net (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income:
Profit from Mizuho Agreement	S/ 89,688
Recovery of provisions and accounting impairments	23,279
Trademarks revaluation	20,676
Supplier debt forgiveness	19,026
Sale of fixed assets	12,748	S/ 26,007	S/ 93,013
Sale of investments		13,475
Present value of the liability from put option		6,122	79
Others	14,368	12,815	6,466
Other income	179,785	58,419	99,558
Other expenses:
Asset impairment	296,581
Civil repair to the Peruvian Government	69,150	73,500
Legal litigation	49,754
Impairment of goodwill and trademarks	33,089		49,608
Net cost of fixed assets disposal	21,061	36,931	78,378
Others	36,904	9,323	4,441
Other expenditures	506,539	119,754	132,427
Other expenses	S/ (326,754)	S/ (61,335)	S/ (32,869)